Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Oil And Gas Explorations And Production Industries Disclosures [Abstract]
Proved oil and gas properties - acquisitions	$ 84.9	$ 0.6
Proved oil and gas properties - dispositions	(1.5)	0.0
Unproved oil and gas properties	0.5	4.7
Exploration costs	0.0	0.0
Development costs	342.3	286.0
Change in decommissioning liability estimate	22.7	(1.0)
Capital expenditures	$ 448.9	$ 290.3